Cover	12 Months Ended
Nov. 30, 2023
Entity Addresses [Line Items]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Amendment No. 1
Entity Registrant Name	HWH International Inc.
Entity Central Index Key	0001897245
Entity Tax Identification Number	87-3296100
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	4800 Montgomery Lane
Entity Address, Address Line Two	Suite 210
Entity Address, City or Town	Bethesda
Entity Address, State or Province	MD
City Area Code	1-301
Local Phone Number	971-3955
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Creation Date	May 03, 2024
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	4800 Montgomery Lane
Entity Address, Address Line Two	Suite 210
Entity Address, City or Town	Bethesda
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20814
City Area Code	1-301
Local Phone Number	971-3955
Contact Personnel Name	John Thatch